4. ACQUISITION OF DOLPHIN FILMS, INC. (Details) - USD ($)		Sep. 30, 2017	Mar. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
ASSETS
Cash and cash equivalents		$ 1,957,235			$ 662,546	$ 2,392,685	[1]
Related party receivable						453,529
Prepaid expenses					0	72,518	[1]
Receivable and other current assets		450,648			2,665,781	2,827,131	[1]
Total Current Assets		6,386,748			8,246,973	5,745,863	[1]
Captialized production costs		2,437,163			4,654,013	15,170,768	[1]
Property and equipment		1,111,899			35,188	55,413	[1]
Deposits		643,708			1,261,067	397,069	[1]
Total Assets		33,762,220			14,197,241	21,369,113	[1]
LIABILITIES
Accounts payable		1,423,213			677,249	2,070,545	[1]
Other current liabilities		5,659,214			2,958,523	2,984,320	[1]
Accrued Compensation		2,437,500			2,250,000	2,065,000	[1]
Debt		5,063,846			18,743,069	37,331,008	[1]
Loans from related party		1,734,867			684,326	2,917,523	[1]
Deferred revenue		20,303			46,681	1,418,368	[1]
Notes payable		1,800,000			300,000	300,000	[1]
Total Current Liabilities		19,836,458			39,671,102	49,086,764	[1]
Non Current
Convertible note payable						3,164,000
Loan from related party					0	1,982,267	[1]
Total Non Current Liabilities		11,192,068			6,393,936	5,146,267	[1]
Total Liabilities		31,028,526			46,065,038	54,233,031	[1]
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015		140,506		$ 215,933	107,968	30,710	[1]
Preferred stock, 10,000,000 shares authorized		1,000
Additional paid in capital		92,829,088			67,835,439	26,510,949	[1]
Accumulated deficit		(90,236,900)			(99,812,204)	(62,615,428)	[1]
Total Dolphin Digital Media, Inc. Deficit		2,733,694			(31,867,797)	(32,863,918)	[1]	$ (23,992,675)
Non-controlling interest					0	2,977,808	[1]
Total Stockholders' Deficit						(32,863,918)
Total Liabilities and Stockholders' Deficit		33,762,220			14,197,241	21,369,113	[1]
Dolphin Digital Media, Inc
ASSETS
Cash and cash equivalents		273,625	$ 273,625			2,259,504	[2]
Related party receivable	[2]
Prepaid expenses	[2]					10,018
Receivable and other current assets		265,563	$ 265,563			560,112	[2]
Total Current Assets	[2]					2,829,634
Captialized production costs	[2]					2,439
Property and equipment	[2]					55,413
Deposits	[2]					41,291
Total Assets	[2]					2,928,777
LIABILITIES
Accounts payable	[2]					479,799
Other current liabilities	[2]					2,669,456
Accrued Compensation	[2]					2,065,000
Debt	[2]					5,145,000
Loans from related party	[2]
Deferred revenue	[2]
Notes payable	[2]					300,000
Total Current Liabilities	[2]					10,659,255
Non Current
Convertible note payable	[2]					3,164,000
Loan from related party	[2]					1,982,267
Total Non Current Liabilities	[2]					5,146,267
Total Liabilities	[2]					15,805,522
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015	[2]					30,710
Additional paid in capital	[2]					26,711,140
Accumulated deficit	[2]					(42,628,155)
Total Dolphin Digital Media, Inc. Deficit	[2]					(15,854,553)
Non-controlling interest	[2]					2,977,808
Total Stockholders' Deficit	[2]					(12,876,745)
Total Liabilities and Stockholders' Deficit	[2]					2,928,777
Acquisition Adjustments
ASSETS
Cash and cash equivalents		0				0
Related party receivable						0
Prepaid expenses						0
Receivable and other current assets		$ 0				0
Total Current Assets						0
Captialized production costs						0
Property and equipment						0
Deposits						0
Total Assets						0
LIABILITIES
Accounts payable						0
Other current liabilities						0
Accrued Compensation						0
Debt						0
Loans from related party						0
Deferred revenue						0
Notes payable						0
Total Current Liabilities						0
Non Current
Convertible note payable						0
Loan from related party						0
Total Non Current Liabilities						0
Total Liabilities						0
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015						(100)
Additional paid in capital						230,900
Accumulated deficit						0
Total Dolphin Digital Media, Inc. Deficit						0
Non-controlling interest						0
Total Stockholders' Deficit						0
Total Liabilities and Stockholders' Deficit						0
Dolphin Films, Inc. (unaudited)
ASSETS
Cash and cash equivalents						133,181
Related party receivable						453,529
Prepaid expenses						62,500
Receivable and other current assets						2,267,019
Total Current Assets						2,916,229
Captialized production costs						15,168,329
Property and equipment
Deposits						355,778
Total Assets						18,440,336
LIABILITIES
Accounts payable						1,590,746
Other current liabilities						314,864
Accrued Compensation
Debt						32,186,008
Loans from related party						2,917,523
Deferred revenue						1,418,368
Notes payable
Total Current Liabilities						38,427,509
Non Current
Convertible note payable
Loan from related party
Total Non Current Liabilities
Total Liabilities						38,427,509
STOCKHOLDERS' DEFICIT
Common stock, $0.015 par value, 200,000,000 shares authorized, 2,047,309 issued and outstanding at December 31, 2015						100
Additional paid in capital
Accumulated deficit						(19,987,273)
Total Dolphin Digital Media, Inc. Deficit						(19,987,173)
Non-controlling interest
Total Stockholders' Deficit						(19,987,173)
Total Liabilities and Stockholders' Deficit						18,440,336
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized					0	1,043
Series A Preferred Stock | Dolphin Digital Media, Inc
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized	[2]					1,043
Series A Preferred Stock | Acquisition Adjustments
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized						0
Series A Preferred Stock | Dolphin Films, Inc. (unaudited)
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized						0
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized					0	230,000
Series B Preferred Stock | Dolphin Digital Media, Inc
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized	[2]
Series B Preferred Stock | Acquisition Adjustments
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized						230,000
Series B Preferred Stock | Dolphin Films, Inc. (unaudited)
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized						0
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized					$ 1,000	1,000
Series C Preferred Stock | Dolphin Digital Media, Inc
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized	[2]
Series C Preferred Stock | Acquisition Adjustments
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized						1,000
Series C Preferred Stock | Dolphin Films, Inc. (unaudited)
STOCKHOLDERS' DEFICIT
Preferred stock, 10,000,000 shares authorized

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.
[2]	Previously reported on Form 10-K filed with the SEC March 31, 2016